CONCENTRATION OF RISKS (Tables)	6 Months Ended
Jun. 30, 2024
CONCENTRATION OF RISKS
Schedule of concentration of credit risk

Concentration of customers

For the six months ended June 30, 2023 and 2024, the customers accounted for 10% or more of the Group’s revenues generated from continuing operations were as follows:

	For the six months ended June 30,
	2023	2024
	US$	US$
A	* %	21.3%
B	11.2%	* %
C	14.2%	* %
D	* %	10.5%
E	12.4%	11.3%

As of December 31, 2023 and June 30, 2024, the customers accounted for 10% or more of the Group’s accounts receivable generated from continuing operations were as follows:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
A	45.7%	62.4%
B	21.3%	* %
C	14.8%	22.7%
D	* %	11.3%

Concentration of suppliers

For the six months ended June 30, 2023 and 2024, the supplier accounted for 10% or more of the Group’s costs incurred for continuing operations was as follows:

	For the six months ended June 30,
	2023	2024
	US$	US$
A	45.6%	43.6%

As of December 31, 2023 and June 30, 2024, the suppliers accounted for 10% or more of the Group’s accounts payable from continuing operations were as follows:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
A	79.5%	59.9%
B	16.3%	32.8%